Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document - Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	GG
Entity Registrant Name	Goldcorp Inc.
Entity Central Index Key	0000919239
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	853,811,565
Entity Accounting Standard	IFRS